Financial Risk Management - Summary of Company's Contractual Maturities for its Financial Liabilities, Including the Interest to be Paid (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 2,837,447	$ (347,447)	$ 2,354,495	$ 1,808,751
Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	69,941,810
Contractual maturities [Member] | AMP [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	828,975
Contractual maturities [Member] | Trade accounts payable and other payables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	2,837,447
Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	95,910
1 to 30 Days Past Due [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	862,488
1 to 30 Days Past Due [Member] | Contractual maturities [Member] | Trade accounts payable and other payables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	737,736
1 to 30 Days Past Due [Member] | Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,502
Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	3,112,027
Less than 1 month [Member] | Contractual maturities [Member] | Trade accounts payable and other payables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	2,099,711
Less than 1 month [Member] | Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	3,004
Between 3 months and 1 year [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	12,091,895
Between 3 months and 1 year [Member] | Contractual maturities [Member] | AMP [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	828,975
Between 3 months and 1 year [Member] | Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	13,520
Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	40,178,361
Between 1 and 5 years [Member] | Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	77,884
More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	13,697,039
Fixed Rate Interest [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	4,956,069
Fixed Rate Interest [Member] | Between 3 months and 1 year [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	215,600
Fixed Rate Interest [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 4,740,469
Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted average of effective interest rate	8.64%
Variable rate interest [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 7,849,840
Variable rate interest [Member] | 1 to 30 Days Past Due [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	9,953
Variable rate interest [Member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	594,929
Variable rate interest [Member] | Between 3 months and 1 year [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,144,437
Variable rate interest [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	5,080,126
Variable rate interest [Member] | More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,020,395
Long-term debt securities (fixed rate) [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	22,943,132
Long-term debt securities (fixed rate) [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	10,878,000
Long-term debt securities (fixed rate) [Member] | More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	12,065,132
Variable rate bank loans [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	3,637,302
Variable rate bank loans [Member] | Between 3 months and 1 year [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	3,431,640
Variable rate bank loans [Member] | More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	205,662
Fixed rate bank loans [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	21,460,591
Fixed rate bank loans [Member] | Between 3 months and 1 year [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	5,377,588
Fixed rate bank loans [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 16,083,003
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted average of effective interest rate	7.28%
Cash flow hedges [member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 5,332,544
Cash flow hedges [member] | 1 to 30 Days Past Due [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	113,297
Cash flow hedges [member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	(414,383)
Cash flow hedges [member] | Between 3 months and 1 year [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	(1,080,135)
Cash flow hedges [member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	3,318,879
Cash flow hedges [member] | More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 405,850